Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment
Property and equipment consist of the following:

	March 31, 2023	December 31 2022
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	41,578
Computer and office equipment	25,380	120,774
Computer software	3,725	3,725

Gross property and equipment	$752,892	$848,286
Less: accumulated depreciation	(497,148)	(471,638)

Net property and equipment	$255,744	$376,648

Property and equipment consist of the following:

	December 31,
	2022	2021
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	8,519
Computer and office equipment	120,774	11,584
Computer software	3,725	3,725

Gross property and equipment	$848,286	$706,037

Less: accumulated depreciation	(471,638)	(325,427)

Net property and equipment	$376,648	$380,610